Organization and Principal Activities (Tables)	12 Months Ended
Feb. 28, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Major Subsidiaries and VIEs

As of February 28, 2025, details of the Company’s major subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as of February 28, 2025	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Consulting service
Wuyuan Sijijiaozhong Tourism Inv Mgt Co., Ltd. ("Wuyuan Sijijiaozhong")	December 20, 2023	Jiangxi	100%	Consulting service
Variable interest entities:
Shanghai Luoliang Network Technology Co., Ltd. ("Shanghai Luoliang")(1)	March 12, 2014	Shanghai	100%	Education service
Shanghai Four Seasons Education Investment Management Co., Ltd. ("Four Seasons Investment") (2)	March 13, 2007	Shanghai	100%	Investment holding
VIE's subsidiaries:
Wufeng Siji Xuezhi Education Management Co., Ltd. (“Wufeng Siji Xuezhi”)	October 19, 2022	Hubei	60%	Tourism service
Shexian Siji Xingzhi Culture Development Co., Ltd. (“Shexian Siji Xingzhi”)	November 11, 2022	Jiangxi	100%	Tourism service
Shanghai Huangpu Fantasy Further Education School ("Fantasy School")	September 1, 2018	Shanghai	51%	Education service
Shanghai Jing'an Four Seasons Intellectual Sports Club ("Four Seasons Intellectual Sports")	June 15, 2018	Shanghai	100%	Education service
Chongqing Jingzhan Technology Training Center Co., Ltd. (“Chongqing Jingzhan”)	September 1, 2018	Chongqing	51%	Education service
Shanghai Jiahe International Tourism Co., Ltd. (“Shanghai Jiahe”)	July 22, 2022	Shanghai	80%	Tourism service
Shanghai Zihua International Travel Service Co., Ltd. (“Shanghai Zihua”)	June 1, 2023	Shanghai	55%	Tourism service
Wuyuan Siji Gongda Study Camp Travel Development Co., Ltd. (“Wuyuan Siji Gongda”) (3)	May 28, 2022	Jiangxi	100%	Tourism service
(1)
On October 10, 2022, Shanghai Four Seasons Education and Training Co., Ltd. changed its name to Shanghai Luoliang Network Technology Co., Ltd.
(2)
On March 1, 2020, Shanghai Fuxi terminated the contractual arrangements with Four Seasons Investment and its shareholders, including the exclusive service agreement, exclusive call option agreement, equity pledge agreement and shareholder voting rights proxy agreement. At the same time, the ownership of the learning center previously held by Four Seasons Investment namely Shanghai Tongfang Technology Further Education School ("Tongfang School") was transferred to the other VIE of the Company, namely Shanghai Four Seasons. Other than Tongfang School, the assets and liabilities held by Four Seasons Investment were immaterial. On November 1, 2021, Shanghai Fuxi entered into a series of contractual arrangements with Four Seasons Investment and its shareholders through which the Company once again became the primary beneficiary of Four Seasons Investment.
(3)
Since May 2024, Wuyuan Siji Gongda was reclassified from the Company’s subsidiary to VIE’s subsidiary due to the shareholder structure change and VIE held 54% equity interest in Wuyuan Siji Gongda after this change.